Fair Value of Financial Instruments - Summary of Change in Fair Value of Warrants and Restricted Stock (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Warrant [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Opening balance	$ 0	$ 3,922	$ 0
Change relating to vesting at original issuance price			4,063
Change in fair value		(3,922)	(141)
Closing balance		0	3,922
Restricted Stock [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Opening balance	3,047	350	0
Change relating to vesting at original issuance price	775	2,098	350
Change in fair value	26,385	599	0
Reclassification of restricted stock to equity	(8,836)
Closing balance	$ 21,371	$ 3,047	$ 350